Annual Total Returns - Templeton Emerging Markets Small Cap Fund [BarChart] - Templeton Emerging Markets Small Cap Fund-20 - Templeton Emerging Markets Small Cap Fund - Class A	Aug. 01, 2021
Bar Chart Table:
Annual Return 2011	(27.59%)
Annual Return 2012	27.86%
Annual Return 2013	4.73%
Annual Return 2014	2.85%
Annual Return 2015	(7.11%)
Annual Return 2016	3.35%
Annual Return 2017	31.30%
Annual Return 2018	(14.88%)
Annual Return 2019	5.75%
Annual Return 2020	9.70%